GEOGRAPHIC INFORMATION (Schedule of Revenues and Real Estate Property) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues		$ 14,874	$ 16,144	$ 16,608
Real Estate Property, net		192,054	181,109	212,349
Switzerland [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues		12,499	11,975	12,322
Real Estate Property, net		175,956	162,422	162,706
Germany [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues	[1]	1,380	3,180	3,261
Real Estate Property, net	[1]			30,736
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues		995	989	1,025
Real Estate Property, net		$ 16,098	$ 18,687	$ 18,907

[1]	For details regarding the portfolio sale agreement , see Note 1b(1).